SHARE CAPITAL AND PREMIUM (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2020 R / shares	Dec. 31, 2020 USD ($) shares
Disclosure of classes of share capital [line items]
Share capital		$ 17	$ 16		$ 17
Balance at beginning of year	$ 7,235	7,208	7,171
Ordinary shares issued - share premium	15	27	37
Balance at end of year	$ 7,250	7,235	7,208
Less: held within the group
Redeemable preference shares		(53)	(53)		(53)
Share premium, net of treasury shares		7,182	7,155		7,197
Share capital and premium		7,199	7,171		$ 7,214
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares					600,000,000
Par value per share (in cents per share) | R / shares				R 0.25
Less: held within the group
Par value per share (in cents per share) | R / shares				0.25
Series A, preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares					2,000,000
Par value per share (in cents per share) | R / shares				0.50
Number of shares issued and fully paid (in shares) | shares					2,000,000
Less: held within the group
Par value per share (in cents per share) | R / shares				0.50
Series B, preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares					5,000,000
Par value per share (in cents per share) | R / shares				0.01
Number of shares issued and fully paid (in shares) | shares					778,896
Less: held within the group
Par value per share (in cents per share) | R / shares				0.01
Series C, preference shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares					30,000,000
Par value per share (in cents per share) | R / shares				0
Less: held within the group
Par value per share (in cents per share) | R / shares				0
Authorised
Disclosure of classes of share capital [line items]
Share capital		23	23		$ 23
Authorised | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital		23	23		23
Authorised | Series A, preference shares
Disclosure of classes of share capital [line items]
Share capital		0	0		0
Authorised | Series B, preference shares
Disclosure of classes of share capital [line items]
Share capital		0	0		0
Authorised | Series C, preference shares
Disclosure of classes of share capital [line items]
Share capital		0	0		0
Issued and fully paid
Disclosure of classes of share capital [line items]
Share capital		17	16		17
Issued and fully paid | Ordinary shares
Disclosure of classes of share capital [line items]
Share capital		$ 17	$ 16		$ 17
Par value per share (in cents per share) | R / shares				0.25
Number of shares issued and fully paid (in shares) | shares		415,301,215	412,769,980		416,890,087
Less: held within the group
Par value per share (in cents per share) | R / shares				R 0.25
Issued and fully paid | Series A, preference shares
Disclosure of classes of share capital [line items]
Share capital		$ 0	$ 0		$ 0
Issued and fully paid | Series B, preference shares
Disclosure of classes of share capital [line items]
Share capital		0	0		0
Treasury shares held within the group | Series A and B preference shares
Disclosure of classes of share capital [line items]
Share capital		$ 0	$ 0		$ 0
Treasury shares held within the group (in shares) | shares					2,778,896